Related Parties (Details) - Schedule of identifiable assets acquired and liabilities assumed - MagP [Member] € in Thousands	Jun. 06, 2020 EUR (€)
Related Parties (Details) - Schedule of identifiable assets acquired and liabilities assumed [Line Items]
Intangible assets	€ 1,900,000
Total identifiable net assets acquired	€ 1,900,000